Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Entity Information
Entity Registrant Name	ICON PLC /ADR/
Entity Central Index Key	0001060955
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Common Stock, Shares Outstanding	60,247,092

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	Dec. 31, 2010		Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 255,706		$ 144,801
Short term investments - available for sale (Note 3)			49,227
Accounts receivable	164,907		191,924
Unbilled revenue	101,431		92,080
Other receivables	12,451		13,016
Deferred tax asset (Note 12)	5,623		9,625
Prepayments and other current assets	20,592		20,126
Income taxes receivable (Note 12)	18,966		14,627
Total current assets	579,676		535,426
Other Assets:
Property, plant and equipment, net (Note 6)	170,861		178,989
Goodwill (Note 4)	175,860		173,568
Non-current other assets	4,353		3,082
Non-current income taxes receivable (Note 12)	482		483
Non-current deferred tax asset (Note 12)	10,028		6,890
Intangible assets (Note 5)	8,278		9,960
Total Assets	949,538		908,398
Current Liabilities:
Accounts payable	12,314		12,123
Payments on account	134,240		165,198
Other liabilities (Note 7)	100,182		119,666
Deferred tax liability (Note 12)	956		751
Income taxes payable (Note 12)	2,634		1,782
Total current liabilities	250,326		299,520
Other Liabilities:
Non-current other liabilities	3,676		2,844
Non-current government grants (Note 10)	1,470		1,750
Non-current income taxes payable (Note 12)	10,205		19,350
Non-current deferred tax liability (Note 12)	13,862		12,688
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized (Note 11) 59,007,565 shares issued and outstanding at December 31, 2009 and 60,247,092 shares issued and outstanding at December 31, 2010	5,063	[1]	4,965	[1]
Additional paid-in capital	196,960		174,188
Accumulated other comprehensive income (Note 18)	396		12,584
Retained earnings	467,580		380,509
Total Shareholders' Equity	669,999		572,246
Total Liabilities and Shareholders' Equity	$ 949,538		$ 908,398

[1]	Comparative figures have been amended to reflect the Bonus Issues (Stock Splits) which took place with an effective date of August 8, 2008

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)
Ordinary shares, par value (in euros per share)	€ 0.06		0.06
Ordinary shares, shares authorized	100,000,000		100,000,000
Ordinary shares, shares issued	60,247,092	[1]	59,007,565
Ordinary shares, shares outstanding	60,247,092	[1]	59,007,565

[1]	Comparative figures have been amended to reflect the Bonus Issues (Stock Splits) which took place with an effective date of August 8, 2008

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Revenue:
Gross revenue	$ 1,263,147		$ 1,258,227		$ 1,209,451
Reimbursable expenses	(363,103)		(370,615)		(344,203)
Net revenue	900,044		887,612		865,248
Costs and expenses:
Direct costs	541,388		507,783		489,238
Selling, general and administrative	232,688		230,910		248,778
Depreciation and amortization	33,873		32,659		27,728
One-time net charges (Note 13)			8,808
Total costs and expenses	807,949		780,160		765,744
Income from operations	92,095		107,452		99,504
Interest income	1,761		752		2,881
Interest expense	(1,132)		(3,530)		(4,105)
Income before provision for income taxes	92,724		104,674		98,280
Provision for income taxes (Note 12)	(5,653)		(10,375)		(19,967)
Non - controlling interest					(193)
Net income	$ 87,071		$ 94,299		$ 78,120
Net income per ordinary share:
Basic (in dollars per share)	$ 1.46		$ 1.61		$ 1.34
Diluted (in dollars per share)	$ 1.44		$ 1.57		$ 1.3
Weighted average number of ordinary shares outstanding:
Basic (Note 2) (in shares)	59,718,934	[1]	58,636,878	[1]	58,245,240	[1]
Diluted (Note 2) (in shares)	60,637,103	[1]	59,900,504	[1]	60,221,587	[1]

[1]	Comparative figures have been amended to reflect the Bonus Issues (Stock Splits) which took place with an effective date of August 8, 2008

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data	Ordinary Shares		Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total
Balance at, shares at Dec. 31, 2007	57,670,488	[1]
Balance at, value at Dec. 31, 2007	$ 4,843	[1]	$ 143,639	$ 31,828	$ 208,090	$ 388,400
Comprehensive Income:
Net income					78,120	78,120
Currency translation adjustment				(30,582)		(30,582)
Currency impact on long-term funding (net of tax)				2,976		2,976
Actuarial loss on defined benefit pension plan (net of nil taxation)				(1,044)		(1,044)
Total comprehensive income						49,470
Exercise of share options, shares	847,707
Exercise of share options, value	78		8,438			8,516
Share based compensation expense			6,058			6,058
Share issue costs			(138)			(138)
Tax benefit on exercise of options			4,060			4,060
Balance at, shares at Dec. 31, 2008	58,518,195	[1]
Balance at, value at Dec. 31, 2008	4,921	[1]	162,057	3,178	286,210	456,366
Comprehensive Income:
Net income					94,299	94,299
Currency translation adjustment				7,797		7,797
Currency impact on long-term funding (net of tax)				2,251		2,251
Actuarial loss on defined benefit pension plan (net of nil taxation)				(642)		(642)
Total comprehensive income						103,705
Exercise of share options, shares	489,370
Exercise of share options, value	44		4,375			4,419
Share based compensation expense			7,353			7,353
Share issue costs			(84)			(84)
Tax benefit on exercise of options			487			487
Balance at, shares at Dec. 31, 2009	59,007,565	[1]
Balance at, value at Dec. 31, 2009	4,965	[1]	174,188	12,584	380,509	572,246
Comprehensive Income:
Net income					87,071	87,071
Currency translation adjustment				(9,701)		(9,701)
Currency impact on long-term funding (net of tax)				(1,278)		(1,278)
Actuarial loss on defined benefit pension plan (net of nil taxation)				(1,209)		(1,209)
Total comprehensive income						74,883
Exercise of share options, shares	1,237,015
Exercise of share options, value	98		13,070			13,168
Issue of restricted share units	2,512
Share based compensation expense			7,408			7,408
Share issue costs			(51)			(51)
Tax benefit on exercise of options			2,345			2,345
Balance at, shares at Dec. 31, 2010	60,247,092	[1]
Balance at, value at Dec. 31, 2010	$ 5,063	[1]	$ 196,960	$ 396	$ 467,580	$ 669,999

[1]	Comparative figures have been amended to reflect the Bonus Issues (Stock Splits) which took place with an effective date of August 8, 2008

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
Actuarial gain loss on defined benefit pension plan, tax

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income	$ 87,071	$ 94,299	$ 78,120
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	136	264	254
Depreciation and amortization	33,873	32,659	27,728
Amortization Of Government Grants	(220)	(149)	(126)
Stock compensation expense	7,408	7,353	6,058
Deferred taxes	2,334	(3,399)	2,909
Non-controlling interest			193
Changes in assets and liabilities:
(Increase)/decrease in accounts receivable	18,267	25,804	(83,816)
Decrease/(increase) in unbilled revenue	(4,887)	47,898	2,168
(Increase)/decrease in other receivables	469	(1,490)	(10,175)
Decrease/(increase) in prepayments and other current assets	(783)	5,552	(9,444)
Increase in other non current assets	(1,271)	(903)	(39)
Increase/(decrease) in payments on account	(29,191)	43,474	26,404
Increase/(decrease) in other current liabilities	(13,848)	11,924	41,849
Increase in other non current liabilities	999	1,261	17
Decrease in income taxes payable	(13,576)	(3,836)	(3,968)
(Decrease)/increase in accounts payable	647	(5,641)	3,150
Net cash provided by operating activities	87,428	255,070	81,282
Cash flows from investing activities:
Purchase of property, plant and equipment	(30,952)	(33,792)	(67,882)
Purchase of subsidiary undertakings and acquisition costs	(3,693)	(25,932)	(49,540)
Cash acquired with subsidiary undertaking		32	549
Grant received		501	400
Sale of short term investments	79,487	17,544	14,026
Purchase of short term investments	(30,260)	(24,045)	(15,000)
Net cash (used in)/provided by investing activities	14,582	(65,692)	(117,447)
Cash flows from financing activities:
Drawdown of bank credit lines and loan facilities		17,400	58,925
Repayment of bank credit lines and loan facilities		(126,969)	(48,927)
Proceeds from the exercise of share options	13,168	4,419	8,516
Share issuance costs	(51)	(84)	(138)
Tax benefit from the exercise of share options	2,345	487	4,060
Repayment of other liabilities and finance lease obligations	(166)	(311)	(99)
Net cash (used in)/provided by financing activities	15,296	(105,058)	22,337
Effect of exchange rate movements on cash	(6,401)	2,103	(4,675)
Net (decrease)/increase in cash and cash equivalents	110,905	86,423	(18,503)
Cash and cash equivalents at beginning of year	144,801	58,378	76,881
Cash and cash equivalents at end of year	$ 255,706	$ 144,801	$ 58,378

Description of business	12 Months Ended
Dec. 31, 2010
Description of business [Abstract]
Description of business
1. Description of business

ICON plc and its subsidiaries (“the Company” or “ICON”) is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. The Company specializes in the strategic development, management and analysis of programs that support Clinical Development - from compound selection to Phase I-IV clinical studies.

In a highly fragmented industry, we are one of a select group of companies with the capability and expertise to conduct clinical trials in all major therapeutic areas on a global basis. At December 31, 2010 the Company had 7,735 employees, in 73 locations, in 39 countries, providing Phase I - IV Clinical Trial Management, Drug Development Support Services, Data Management, Biostatistics, Central Laboratory, Imaging and Staff Contracting services. The Company has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution.

Headquartered in Dublin, Ireland, we began operations in 1990 and have expanded our business through internal growth and strategic acquisitions. For the year ended December 31, 2010 we derived approximately 42.3%, 46.9 % and 10.8 % of our net revenue in the United States, Europe and Rest of World, respectively.

On July 21, 2008 the Company’s shareholders approved a bonus issue of ordinary shares (the “Bonus Issue”) to shareholders of record as of the close of business on August 8, 2008 (the “Record Date”).  The Bonus Issue provided for each shareholder to receive one bonus ordinary share for each ordinary share held as of the Record Date, effecting the equivalent of a 2-for-1 stock split.  The Bonus shares were issued on August 11, 2008, to Ordinary Shareholders and on August 12, 2008 to holders of American Depositary Shares (“ADSs”).  The trading price of the Company’s ADSs was adjusted on NASDAQ to effect the Bonus Issue prior to the opening of trading on August 13, 2008.  All outstanding ordinary share amounts referenced in the consolidated financial statements and the notes thereto have been retrospectively restated to give effect to the Bonus Issue as if it had occurred as of the date referenced.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2. Significant Accounting Policies

The accounting policies noted below were applied in the preparation of the accompanying financial statements of the Company and are in conformity with accounting principles generally accepted in the United States.

(a)           Basis of consolidation

The consolidated financial statements include the financial statements of the Company and all of its subsidiaries. All significant intercompany profits, transactions and account balances have been eliminated. The results of subsidiary undertakings acquired in the period are included in the consolidated statement of operations from the date of acquisition.

(b)           Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

(c)           Revenue recognition

The Company primarily earns revenues by providing a number of different services to its customers. These services include clinical trials management, biometric activities, consulting, laboratory, imaging and contract staffing services. Contracts range in duration from a number of months to several years.

Revenue for services, as rendered, is recognized only after persuasive evidence of an arrangement exists, the sales price is fixed or determinable and collectability is reasonably assured.

Clinical trials management revenue is recognized on a proportional performance method. Depending on the contractual terms revenue is either recognized on the percentage of completion method based on the relationship between hours incurred and the total estimated hours of the trial or on the unit of delivery method. Contract costs equate to the product of labor hours incurred and compensation rates.  For the percentage of completion method, the input (effort expended) method has been used to measure progress towards completion as there is a direct relationship between input and productivity. Contract revenue is the product of the aggregated labor hours required to complete the specified contract tasks at the agreed contract rates. The Company regularly reviews the estimate of total contract time to ensure such estimates remain appropriate taking into account actual contract stage of completion, remaining time to complete and any identified changes to the contract scope. Remaining time to complete depends on the specific contract tasks and the complexity of the contract and can include geographical site selection and initiation, patient enrolment, patient testing and level of results analysis required. While the Company may routinely adjust time estimates, the Company’s estimates and assumptions historically have been accurate in all material respects in the aggregate.  Where revenue is recognized on the unit of delivery method, the basis applied is the number of units completed as a percentage of the total number of contractual units.

Biometrics revenue is recognised on a fee-for-service method as each unit of data is prepared recognizing revenue on the basis of the number of units completed in a period as a percentage of the total number of contracted units.  Imaging revenue is recognised on a fee-for-service basis recognizing revenue for each image completed. Consulting revenue is recognised on a fee-for-service basis as each hour of the related service is performed. Contract staffing revenue is recognized on a fee-for-service basis, over the time the related service is performed, or in the case of permanent placement, once the candidate has been placed with the client.  Laboratory service revenue is recognised on a fee-for-service basis. The Company accounts for laboratory service contracts as multiple element arrangements, with contractual elements comprising laboratory kits and laboratory testing, each of which can be sold separately. Sales prices for contractual elements are determined by reference to objective and reliable evidence of their sales price. Revenues for contractual elements are recognised on the basis of the number of deliverable units completed in the period.

Contracts generally contain provisions for renegotiation in the event of changes in the scope, nature, duration, or volume of services  of the contract. Renegotiated amounts are recognised as revenue by revision to the total contract value arising as a result of an authorised customer change order.

The difference between the amount of revenue recognised and the amount billed on a particular contract is included in the balance sheet as unbilled revenue. Normally, amounts become billable upon the achievement of certain milestones, for example, target patient enrollment rates, clinical testing sites initiated or case report forms completed. Once the milestone target is reached, amounts become billable in accordance with pre-agreed payment schedules included in the contract or on submission of appropriate billing detail. Such cash payments are not representative of revenue earned on the contract as revenues are recognised over the period in which the specified contractual obligations are fulfilled. Amounts included in unbilled revenue are expected to be collected within one year and are included within current assets. Advance billings to customers, for which revenue has not been recognised, are recognised as payments on account within current liabilities.

In the event of contract termination, if the value of work performed and recognised as revenue is greater than aggregate milestone billings at the date of termination, cancellation clauses ensure that the Company is paid for all work performed to the termination date.

 (d)           Reimbursable expenses

Reimbursable expenses comprise investigator payments and certain other costs which are reimbursed by clients under terms specific to each contract and are deducted from gross revenue in arriving at net revenue. Investigator payments are accrued based on patient enrollment over the life of the contract. Investigator payments are made based on predetermined contractual arrangements, which may differ from the accrual of the expense. Payments to investigators in excess of the accrued expense are classified as prepaid expenses and accrued expense in excess of amounts paid are classified as accounts payable.

(e)           Direct costs

Direct costs consist of compensation, associated employee benefits and share-based payments for project-related employees and other direct project-related costs.

(f)           Advertising costs

All costs associated with advertising and promotion are expensed as incurred. The advertising and promotion expense was  $3,467,000,  $2,548,000 and  $3,431,000 for the years ended December 31, 2008, December 31, 2009 and December 31, 2010 respectively.

(g)           Foreign currencies and translation of subsidiaries

The Company's financial statements are prepared in United States dollars. Transactions in currencies other than United States dollars are recorded at the rate ruling at the date of the transactions. Monetary assets and liabilities denominated in currencies other than United States dollars are translated into United States dollars at exchange rates prevailing at the balance sheet date. Adjustments resulting from these translations are charged or credited to income.  Amounts credited or charged to the statement of operations for the years ended December 31, 2008, December 31, 2009 and December 31, 2010 were as follows:

	Year ended December 31,
	2008	2009	2010
	(in thousands)
Amounts (credited)/charged	$(2,255)	$1,639	$3,731

The financial statements of subsidiaries with other functional currencies are translated at period end rates for the balance sheet and average rates for the statement of operations. Translation gains and losses arising are reported as a movement on accumulated other comprehensive income.

(h)           Disclosure about fair value of financial instruments

The following methods and assumptions were used to estimate the fair value of each material class of financial instrument:

Cash, cash equivalents, unbilled revenue, other receivables, short term investments, prepayments and other current assets, accounts receivable, accounts payable, investigator payments, payments received on account, accrued liabilities, accrued bonuses, bank overdraft and taxes payable have carrying amounts that approximate fair value due to the short term maturities of these instruments.

Other liabilities’ carrying amounts approximate fair value based on net present value of estimated future cash flows

(i)           Goodwill and Impairment

Goodwill represents the excess of the cost of acquired entities over the net amounts assigned to assets acquired and liabilities assumed. Goodwill primarily comprises acquired workforce in place which does not qualify for recognition as an asset apart from goodwill.  Goodwill is stated net of any provision for impairment. The Company tests goodwill annually for any impairments or whenever events occur which may indicate impairment. The first step is to compare the carrying amount of the reporting unit’s assets to the fair value of the reporting unit. If the carrying amount exceeds the fair value then a second step is completed which involves the fair value of the reporting unit being allocated to each asset and liability with the excess being implied goodwill. The impairment loss is the amount by which the recorded goodwill exceeds the implied goodwill. No impairment was recognized as a result of the impairment testing carried out for the years ended December 31, 2008, December 31, 2009 and December 31, 2010.

(j)           Intangible assets

Intangible assets are amortized on a straight line basis over their estimated useful life.

(k)           Cash and cash equivalents

Cash and cash equivalents include cash and highly liquid investments with initial maturities of three months or less and are stated at cost, which approximates market value.

(l)           Short term investments - available for sale

The Company classifies short-term investments as available for sale in accordance with the terms of FASB ASC 320, Investments – Debt and Equity Securities.  Realized gains and losses are determined using specific identification.  The investments are reported at fair value, with unrealized gains or losses reported in a separate component of shareholders’ equity.  Any differences between the cost and fair value of the investments are represented by accrued interest.

 (m)           Inventory

Inventory is valued at the lower of cost and net market value and after provisions for obsolescence. Cost of raw materials comprises the purchase price and attributable costs, less trade discounts.  At December 31, 2010 the carrying value of inventory, included within prepayments and other current assets on the balance sheet, was  $3.8 million (2009:  $3.6 million).

(n)           Property, plant and equipment

Property, plant and equipment is stated at cost less accumulated depreciation. Depreciation of property, plant and equipment is computed using the straight line method based on the estimated useful lives of the assets as listed below:

Years

Building	40
Office furniture and fixtures	8
Laboratory equipment	5
Motor vehicles	5
Computer equipment and software	4-8

Leasehold improvements are amortized using the straight-line method over the estimated useful life of the asset or the lease term, whichever is shorter.

 (o)           Leased Assets

Costs in respect of operating leases are charged to the statement of operations on a straight line basis over the lease term.

Assets acquired under capital finance leases are included in the balance sheet at the present value of the future minimum lease payments and are depreciated over the shorter of the lease term and their remaining useful lives. The corresponding liabilities are recorded in the balance sheet and the interest element of the capital lease rental is charged to interest expense.

(p)           Income taxes

The Company applies FASB ASC 740, Income Taxes, which requires the asset and liability method of accounting for income taxes. Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  The Company adopted the provisions of FASB Interpretation No. 48 Accounting for Uncertain Income Taxes (“FIN 48”), (included in FASB ASC Topic 740, Income Taxes), as of January 1, 2007.   FIN 48 requires that the Company recognizes the largest amount of tax benefit that is greater than 50% likely of being realized upon effective settlement when considering uncertain tax positions.

(q)           Government grants

Government grants received relating to capital expenditure are shown as deferred income and credited to income on a basis consistent with the depreciation policy of the relevant assets.  Grants relating to categories of operating expenditures are credited to income in the period in which the expenditure to which they relate is charged.

Under the grant agreements amounts received may become repayable in full should certain circumstances specified within the grant agreements occur, including downsizing by the Company, disposing of the related assets, ceasing to carry on its business or the appointment of a receiver over any of its assets.  The Company has not recognized any loss contingency having assessed as remote the likelihood of these events arising.

(r)           Research and development credits

Research and development credits are available to the Company under the tax laws in certain jurisdictions, based on  qualifying research and development spend as defined under those tax laws. Research and development credits are generally recognized as a reduction of income tax expense. However, certain tax jurisdictions provide refundable credits that are not wholly dependent on the Company’s ongoing income tax status or income tax position. In these circumstances the benefit of these credits is not recorded as a reduction to income tax expense, but rather as a reduction of the operating expenditure to which the credits relate.

 (s)           Pension costs

The Company contributes to defined contribution plans covering all eligible employees. The Company contributes to these plans based upon various fixed percentages of employee compensation and such contributions are expensed as incurred.

The Company operates, through a subsidiary, a defined benefit plan for certain of its United Kingdom employees. The Company accounts for the costs of this plan using actuarial models required by FASB ASC 715-30 and the plan is presented in accordance with the requirements of FASB ASC 715-60 Defined Benefit Plans – Other Postretirement

(t)           Net income per ordinary share

Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares.

There is no difference in net income used for basic and diluted net income per ordinary share. The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Year Ended December 31,
	2008	2009	2010
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	58,245,240	58,636,878	59,718,934
Effect of dilutive share options outstanding	1,976,347	1,263,626	918,169
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	60,221,587	59,900,504	60,637,103

 (u)           Share-based compensation

The Company accounts for its share options in accordance with the provisions of FASB ASC 718, Compensation – Stock Compensation. Share-based compensation expense for equity-settled awards made to employees and directors is measured and recognized based on estimated grant date fair values. These awards include employee stock options.

Share-based compensation expense for stock options awarded to employees and directors is estimated at the grant date based on each option’s fair value as calculated using the Black-Scholes option-pricing model. The value of awards expected to vest is recognized as an expense over the requisite service periods.

Estimating the fair value of share-based awards as of the grant date using an option-pricing model, such as the Black-Scholes model, is affected by the Company’s share price as well as assumptions regarding a number of complex variables. These variables include, but are not limited to, the expected share price volatility over the term of the awards, risk-free interest rates, and the expected term of the awards.

(v)           Impairment of long-lived assets

Long lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less selling costs.

 (w)           Reclassifications

Certain amounts in the consolidated financial statements have been reclassified where necessary to conform to the current year presentation.

Short term investments - available for sale	12 Months Ended
Dec. 31, 2010
Short term investments - available for sale [Abstract]
Short term investments - available for sale
3. Short term investments - available for sale

The Company actively manages its available cash resources to try to ensure optimum returns.  During the year ended December 31, 2010 the Company reinvested its investment portfolio in cash and cash equivalents. The Company had previously classified its investment portfolio as available for sale. The investments were reported at fair value, with unrealized gains or losses reported in a separate component of shareholders' equity.  During the years ended December 31, 2008, December 31, 2009 and December 31, 2010, no unrealized gains or losses arose.  Any differences between the cost and fair value of the investments were represented by accrued interest.

Goodwill	12 Months Ended
Dec. 31, 2010
Goodwill [Abstract]
Goodwill
4. Goodwill

	December 31,	December 31,
	2009	2010
	(in thousands)
Opening Goodwill	$169,344	$173,568
Current period acquisitions	1,584	3,505
Prior period acquisitions	(836)	2,539
Foreign exchange movement	3,476	(3,752)
Closing Goodwill	$173,568	$175,860

Goodwill represents the excess of the cost of acquired entities over the net amounts assigned to assets acquired and liabilities assumed. Goodwill primarily comprises acquired workforce in place which does not qualify for recognition as an asset apart from goodwill.  The Company tests goodwill annually for any impairments or whenever events occur which may indicate impairment.  The results of the Company’s goodwill impairment testing during the year ended December 31, 2010 indicated the existence of sufficient headroom such that a reasonably possible change to the key assumptions used would be unlikely to result in an impairment of the related goodwill.

(a)	Acquisition of Timaq Medical Imaging

On May 17, 2010 the Company acquired Timaq Medical Imaging (“Timaq”), a European provider of advanced imaging services to the pharmaceutical and biotechnology industry, located in Zurich, Switzerland for an initial cash consideration of CHF 1.3 million ( $1.2 million).  Certain performance milestones were built into the acquisition agreement requiring potential additional consideration of up to CHF 2.9 million ( $3.1 million) if these milestones are achieved during the years ended December 31, 2010 to December 31, 2013. On December 31, 2010 CHF 0.3 million ( $0.3 million) was paid to the former shareholders in respect of certain milestones for the year ended December 31, 2010.  CHF 2.6 million ( $2.7 million) has been accrued in relation to the remaining milestones at December 31, 2010.

The acquisition of Timaq has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the fair values of the assets acquired and the liabilities assumed:

May 17
2010
(in thousands)
Property, plant and equipment	$107
Goodwill	3,505
Intangible assets	770
Other current assets	160
Current liabilities	(719)
Purchase price	$3,823

Goodwill represents the acquisition of an established workforce with experience in the provision of advanced imaging services to pharmaceutical and biotechnology customers in the European market.

The proforma effect of the Timaq Medical Imaging acquisition if completed on January 1, 2009 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2009 and December 31, 2010 as follows:

	Year Ended
	December 31,
	2009	2010
	(in thousands)
Net revenue	$888,929	$900,370
Net income	$93,332	$86,594
Basic earnings per share	$1.59	$1.45
Diluted earnings per share	$1.56	$1.43

(b)	Prior Period Acquisitions - Acquisition of Qualia Clinical Services Inc. and Veeda Laboratories Ltd.

During the year ended December 31, 2009 the Company completed the acquisitions of Qualia Clinical Services, Inc, a provider of Phase I clinical trial services, located in Omaha, Nebraska and Veeda Laboratories Limited, a specialist provider of biomarker laboratory services, located in Oxford, United Kingdom, neither of which were considered individually significant. In aggregate, the total purchase price for these acquisitions was approximately  $2.2 million. The excess of the consideration paid over the carrying value of the assets acquired of  $0.6 million, has been recorded as goodwill of  $1.6 million.

The acquisitions of Qualia Clinical Services Inc. and Veeda Laboratories Ltd. have been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations which is effective for all acquisitions which have taken place since January 1, 2009.  The following table summarizes the fair values of the assets acquired and the liabilities assumed.

2009
(in thousands)
Property, plant and equipment	$361
Intangible assets	352
Goodwill	1,584
Cash	32
Other current assets	404
Current liabilities	(507)
Non current liabilities	(12)
Purchase price	$2,214

Goodwill represents the acquisition of an established workforce with experience in the provision of Phase I clinical trial management and biomarker laboratory services to pharmaceutical and biotechnology companies.

The proforma effect of the Qualia Clinical Services Inc. and Veeda Laboratories Ltd. acquisitions if completed on January 1, 2008 would have resulted in net revenue, net income and earnings per share for the years ended December 31, 2008 and December 31, 2009 as follows:

	Year Ended
	December 31,
	2008	2009
	(in thousands)
Net revenue	$866,763	$888,048
Net income	$77,839	$93,887
Basic earnings per share	$1.34	$1.60
Diluted earnings per share	$1.29	$1.57

(c) Prior Period Acquisitions - Acquisition of Healthcare Discoveries Inc.

On February 11, 2008 the Company acquired 100% of the common stock of Healthcare Discoveries Inc. for an initial cash consideration of  $11.1 million, excluding costs of acquisition.  Healthcare Discoveries, located in San Antonio, Texas, is engaged in the provision of Phase I clinical trial services.  Certain performance milestones were built into the acquisition agreement requiring payment of additional consideration of up to  $10.0 million if these milestones were achieved during the year ended December 31, 2008.  On September 3, 2010  $2.2 million was paid to the former shareholders of Healthcare Discoveries Inc. in full and final settlement of the outstanding consideration payable.

The acquisition of Healthcare Discoveries has been accounted for as a business combination in accordance with FASB Statement No. 141. The following table summarizes the fair values of the assets acquired and the liabilities assumed at the date of acquisition.

February, 11
2008
(in thousands)
Property, plant and equipment	$327
Intangible assets	2,890
Goodwill	12,424
Cash	5
Other current assets	575
Current liabilities	(1,951)
Purchase price	$14,270

Goodwill represents the acquisition of an established workforce with experience in the provision of Phase I clinical trial management services to pharmaceutical and biotechnology companies.

(d) Acquisition of Prevalere Life Sciences Inc.

On November 14, 2008 the Company acquired 100% of the common stock of Prevalere Life Sciences Inc. (“Prevalere”), for an initial cash consideration of  $37.6 million, excluding costs of acquisition.  Prevalere, located in Whitesboro, New York, is a leading provider of bioanalytical and immunoassay services to pharmaceutical and biotechnology companies.  Certain performance milestones were built into the acquisition agreement requiring potential additional consideration of up to  $8.2 million if these milestones were achieved during the years ended December 31, 2008 and December 31, 2009.  On April 30, 2009  $5.0 million was paid in respect of the milestones for the year ended December 31, 2008.  At December 31, 2009 no amounts were accrued in respect of the potential additional consideration, as the milestones were not achieved.

The acquisition of Prevalere has been accounted for as a business combination in accordance with FASB Statement No. 141. The following table summarizes the fair values of the assets acquired and the liabilities assumed at the date of acquisition.

Novemeber 14,
2008
(in thousands)
Property, plant and equipment	$2,614
Intangible assets	7,375
Goodwill	29,244
Cash	270
Other current assets	6,504
Current liabilities	(2,577)
Purchase price	$43,430

Goodwill represents the acquisition of an established workforce with experience in the provision of bioanalytical and immunoassay services to pharmaceutical and biotechnology companies and allows the Company to participate in a growing market for these services.

(e) Acquisition of remaining 30% interest in Beacon Biosciences Inc.

On July 1, 2004 the Company acquired 70% of the common stock of Beacon Biosciences Inc. (“Beacon”), a leading specialist CRO, which provides a range of medical imaging services to the pharmaceutical, biotechnology and medical device industries, for an initial cash consideration of  $9.9 million, excluding costs of acquisition.  On December 31, 2008 the remaining 30% of the common stock was acquired by the Company for  $17.4 million, excluding costs of acquisition.  Certain performance milestones were built into the acquisition agreement for the remaining 30% of Beacon requiring potential additional consideration of up to  $3.0 million if these milestones were achieved during the year ended December 31, 2009. At December 31, 2009 no amounts were accrued in respect of the additional consideration payable as these milestones were not achieved.

The acquisition of Beacon has been accounted for as a business combination in accordance with FASB Statement No. 141 Business Combinations (“SFAS 141”).  The following table summarizes the fair values of the assets acquired and the liabilities assumed at the date of acquisition.

December 31,
2008
(in thousands)
Property, plant and equipment	$704
Intangible assets	1,710
Goodwill	14,569
Cash	1,001
Other current assets	1,685
Current liabilities	(1,689)
Non-current liabilities	(200)
Purchase price	$17,780

Intangible Assets	12 Months Ended
Dec. 31, 2010
Intangible Assets [Abstract]
Intangible Assets
5. Intangible Assets

	December 31,	December 31,
	2009	2010
Cost	(in thousands)
Customer relationships acquired	$11,567	$12,337
Volunteer list acquired	1,325	1,325
Order backlog	1,470	1,470
Foreign exchange movement	77	(55)
Total cost	14,439	15,077
Accumulated amortization	(4,479)	(6,933)
Foreign exchange movement	-	134
Net book value	$9,960	$8,278

On May 17, 2010 the Company acquired Timaq Medical Imaging, a European provider of advanced imaging services.  The value of certain client relationships identified of  $0.8 million is being amortized over approximately 3 years, the estimated period of benefit.   $160,000 has been amortized in the period since the date of acquisition.

During the year ended December 31, 2009 the Company completed the acquisitions of Qualia Clinical Services Inc, a US provider of Phase I clinical trial services and Veeda Laboratories Limited, a specialist provider of biomarker laboratory services. The value of certain client relationships identified of  $0.4 million is being amortized over approximately 3 years, the estimated period of benefit.   $210,000 has been amortized in the period since the date of acquisition.

On July 1, 2004 the Company acquired 70% of the common stock of Beacon Biosciences Inc, a US provider of advanced imaging services.  On December 31, 2008 the remaining 30% of the common stock was acquired by the Company.  The value of certain customer relationships and order backlog identified of  $0.2 million and  $1.5 million respectively are being amortized over approximately 3 years, the estimated period of benefit.   $1,151,000 has been amortized in the period since the date of acquisition.

On February 11, 2008 the Company acquired Healthcare Discoveries, a US provider of Phase I clinical trial services.  The value of certain client relationships identified of  $1.6 million is being amortized over periods ranging from approximately 2 to 9 years, the estimated periods of benefit.  The value of certain volunteer lists identified of  $1.3 million is being amortized over approximately 6 years, the estimated period of benefit.   $1,571,000 has been amortized in the period since the date of acquisition.

On November 14, 2008 the Company acquired Prevalere Life Sciences, a US provider of bioanalytical and immunoassay laboratory services.  The value of certain customer relationships identified of  $7.4 million is being amortized over periods ranging from approximately 7 to 11 years, the estimated period of the benefit.   $1,717,000 has been amortized in the period since the date of acquisition.

On July 12, 2007 the Company acquired DOCS International, a European based clinical research staffing organization.  The value of certain customer relationships identified of  $2.1 million were amortized over approximately 3 years, the estimated period of the benefit.

Future intangible asset amortization expense for the years ended December 31, 2011 to December 31, 2015 is as follows:
Year ended December 31 (in thousands)
2011	$2,073
2012	1,426
2013	1,237
2014	972
2015	923
$6,631

Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment, net [Abstract]
Property, Plant and Equipment, net
6. Property, Plant and Equipment, net

	December 31,	December 31,
	2009	2010
	(in thousands)
Cost
Land	$3,671	$3,597
Building	100,758	95,895
Computer equipment and software	138,570	155,547
Office furniture and fixtures	57,866	60,000
Laboratory equipment	29,769	31,260
Leasehold improvements	5,951	7,648
Motor vehicles	73	72
	336,658	354,019
Less accumulated depreciation and asset write off	(157,669)	(183,158)

Property, plant and equipment (net)	$178,989	$170,861

Total cost at December 31, 2010 includes  $825,000 (2009:  $907,000) which relates to assets held under capital finance leases. Related accumulated depreciation amounted to  $518,000 (2009:  $357,000).

Other Liabilities	12 Months Ended
Dec. 31, 2010
Other Liability [Abstract]
Other Liabilities
7. Other Liabilities

	December 31,	December 31,
	2009	2010
	(in thousands)
Personnel related liabilities	$60,441	$54,983
Facility related liabilities	13,540	11,666
General overhead liabilities	35,459	24,052
Other liabilities	6,233	5,202
Short term government grants	159	111
Short term finance leases (note 15)	325	158
Defined benefit pension obligations, net (note 8)	113	983
Restructuring provisions (note 13)	3,396	315
Acquisition consideration payable	-	2,712

	$119,666	$100,182

Employee Benefits	12 Months Ended
Dec. 31, 2010
Employee Benefits [Abstract]
Employee Benefits
8. Employee Benefits

Certain Company employees are eligible to participate in a defined contribution plan (the "Plan"). Participants in the Plan may elect to defer a portion of their pre-tax earnings into a pension plan, which is run by an independent party. The Company matches participant's contributions typically at 6% of the participant's annual compensation. Contributions to this plan are recorded, as an expense in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2008, December 31, 2009 and December 31, 2010 were  $10,372,000,  $14,241,000 and  $14,206,000 respectively.

The Company's United States operations maintain a retirement plan (the "U.S. Plan") that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. The Company matches 50% of each participant's contributions; each participant can contribute up to 6% of their annual compensation. Contributions to this U.S. Plan are recorded, in the year contributed, as an expense in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2008, December 31, 2009 and December 31, 2010 were  $4,499,000,  $5,189,000 and  $6,603,000 respectively.

One of the Company’s subsidiaries which was acquired during the 2003 fiscal year, ICON Development Solutions Limited, operates a defined benefit pension plan in the United Kingdom for its employees. The plan is managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a professionally qualified actuary. Plan assets at December 31, 2008, December 31, 2009 and December 31, 2010, consist of units held in independently administered funds. The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement. The plan has been closed to new entrants with effect from July 1, 2003.

Change in benefit obligation	December 31, 2009	December 31, 2010
	(in thousands)
Benefit obligation at beginning of year	$10,114	$13,686
Service cost	182	184
Interest cost	673	746
Plan participants’ contributions	160	133
Benefits paid	(774)	(54)
Actuarial loss	2,079	2,232
Plan amendments	103	-
Foreign currency exchange rate changes	1,149	(445)
Benefit obligation at end of year	$13,686	$16,482

Change in plan assets	December 31, 2009	December 31, 2010
	(in thousands)
Fair value of plan assets at beginning of year	$10,392	$13,573
Actual return on plan assets	2,200	2,003
Employer contributions	432	293
Plan participants’ contributions	160	133
Benefits paid	(774)	(54)
Foreign currency exchange rate changes	1,163	(449)
Fair value of plan assets at end of year	$13,573	$15,499

The fair values of the assets above do not include any of the Company’s own financial instruments, property occupied by, or other assets used by, the Company.

Funded status	December 31, 2009	December 31, 2010
	(in thousands)
Projected benefit obligation	$(13,686)	$(16,482)
Fair value of plan assets	13,573	15,499
Funded status	$(113)	$(983)

Other liabilities	$(113)	$(983)

Components of net periodic benefit cost/(credit)	December 31, 2008	December 31, 2009	December 31, 2010
	(in thousands)
Service cost	$437	$182	$184
Interest cost	854	673	746
Expected return on plan assets	(1,063)	(740)	(980)
Plan curtailments	(871)	-	-
Amortization of prior service costs	-	102	-
Amortization of net (gain)/loss	(89)	(23)	-
Net periodic benefit (credit)/cost	$(732)	$194	$(50)

The following assumptions were used in determining the net periodic pension benefit cost/(credit):

	Year ended
	December 31,	December 31,	December 31,
	2008	2009	2010
Discount rate	5.8%	6.4%	5.7%
Rate of compensation increase	4.5%	4.2%	4.0%
Expected rate of return on plan assets	7.1%	6.8%	7.4%

Accumulated other comprehensive income	December 31, 2008	December 31, 2009	December 31, 2010
	(in thousands)
Actuarial loss	$955	$619	$1,209
Prior service costs recognized in other comprehensive income	-	102	-
Less actuarial loss recognized in net periodic benefit cost	89	23	-
Prior service costs recognized in net periodic benefit cost	-	(102)	-
Total	$1,044	$642	$1,209

The estimated net gain and prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are  $nil and  $nil respectively

Amounts recognized in accumulated other comprehensive income that has not yet been recognized as components of net periodic benefit cost are as follows:

	December 31, 2008	December 31, 2009	December 31, 2010
	(in thousands)
Net actuarial gain	$(2,156)	$(1,514)	$(305)
Total	$(2,156)	$(1,514)	$(305)

Benefit Obligation

The following assumptions were used in determining the benefit obligation  at December 31, 2010:

	December 31,	December 31,
	2009	2010
Discount rate	5.7%	5.4%
Rate of compensation increase	4.0%	4.0%

The discount rate is determined by reference to UK long dated government and corporate bond yields at the balance sheet date.  This is represented by the iboxx AA 15 year plus return.

Plan Assets

The assets of the scheme are invested in the Legal and General Global Equity and Fixed Index Fund.  The aim of this fund is to capture the returns on UK and overseas equity markets with a more even investment in UK and overseas equities than would be provided by reference to market capitalization or consensus weights.

The expected long-term rate of return on assets at December 31, 2010 of 7.1% was calculated as the value of the fund after application of a market value reduction factor.

At December 31, 2010 UK gilts were yielding around 4.2% per annum. This is often referred to as the risk free rate of return as UK gilts have a negligible risk of default and the income payments and capital on redemption are guaranteed by the UK Government.  The long-term expected return on equities has been determined by setting appropriate risk premiums above the yield on UK gilts.  A long term equity “risk-premium” of 3.1% per annum has been assumed, this being the expected long-term out-performance of equities over UK gilts.  The long-term expected return on bonds is determined by reference to UK long dated government and corporate bond yields at the balance sheet date.  This is represented by the iboxx AA 15 year plus return.

The expected long term rates of return on different asset classes over the long term are as follows:

Asset Category	Expected long-term return per annum
Equity	7.3%
Bonds	5.4%

The underlying asset split of the fund is shown below.

Asset Category	December 31, 2009	December 31, 2010
Equity	90%	90%
Bonds	10%	10%
	100%	100%

Applying the above expected long term rates of return to the asset distribution at December 31, 2010 gives rise to an expected overall rate of return of scheme assets of approximately 7.1% per annum.

Plan Asset Fair Value Measurements

Quoted Prices in Active Markets for Identical Assets
Level 1
(in thousands)

Cash	$37

Equity Securities
Legal and General UK Equity Index	5,549
Legal and General North America Equity Index	2,733
Legal and General Europe (ex UK) Equity Index	2,742
Legal and General Japan Equity Index	1,437
Legal and General Asia Pac (ex Japan) Equity Index	1,427

Fixed Income Securities
Legal and General over 15 year Gilts Index	521
Legal and General AAA-AA-A Bonds Over 15 year Index	532
Legal and General over 5 year Index-Linked Gilts Index	521
$15,499

Cash Flows

The Company expects to contribute  $0.3 million to its pension fund in the year ending December 31, 2011.

The following annual benefit payments, which reflect expected future service, as appropriate, are expected to be paid.

(in thousands)

2011	$47
2012	78
2013	78
2014	78
2015	78
Years 2016 - 2020	$390

The expected cash flows are estimated figures based on the members expected to retire over the next 10 years assuming no early retirements plus an additional amount in respect of recent average withdrawal experience.  At the present time it is not clear whether annuities will be purchased when members reach retirement or whether pensions will be paid each month out of scheme assets.  The cash flows above have been estimated on the assumption that pensions will be paid monthly out of scheme assets.  If annuities are purchased, then the expected benefit payments will be significantly different from those shown above.

Share Options and Stock Compensation Charges	12 Months Ended
Dec. 31, 2010
Share Options and Stock Compensation Charges [Abstract]
Share Options and Stock Compensation Charges
9. Share Options and Stock Compensation Charges

On July 21, 2008 the Company adopted the Employee Share Option Plan 2008 (the “2008 Employee Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any employee, or any director holding a salaried office or employment with the Company or a Subsidiary for the purchase of ordinary shares. On the same date, the Company also adopted the Consultants Share Option Plan 2008 (the “2008 Consultants Plan”), pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any consultant, adviser or non-executive director retained by the Company or any Subsidiary for the purchase of ordinary shares.

Each option granted under the 2008 Employees Plan or the 2008 Consultants Plan (together the “2008 Option Plans”) will be an employee stock option, or NSO, as described in Section 422 or 423 of the Internal Revenue Code. Each grant of an option under the 2008 Options Plans will be evidenced by a Stock Option Agreement between the optionee and the Company. The exercise price will be specified in each Stock Option Agreement, however option prices will not be less than 100% of the fair market value of an ordinary share on the date the option is granted.

An aggregate of 6.0 million ordinary shares have been reserved under the 2008 Employee Plan as reduced by any shares issued or to be issued pursuant to options granted under the 2008 Consultants Plan, under which a limit of 400,000 shares applies.  Further, the maximum number of ordinary shares with respect to which options may be granted under the 2008 Employee Option Plan, during any calendar year to any employee shall be 400,000 ordinary shares.  There is no individual limit under the 2008 Consultants Option Plan.   No options may be granted under the plans after July 21, 2018.

On July 21, 2008 the Company adopted the 2008 Employees Restricted Share Unit Plan (the “2008 RSU Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any employee, or any director holding a salaried office or employment with the Company or a Subsidiary to receive an award under the plan.  An aggregate of 1.0 million ordinary shares have been reserved for issuance under the 2008 RSU Plan.  Awards under the 2008 RSU may be settled in cash or shares.

On January 17, 2003 the Company adopted the Share Option Plan 2003 (the “2003 Plan”) pursuant to which the Compensation and Organization Committee of the Board may grant options to officers and other employees of the Company or its subsidiaries for the purchase of ordinary shares.  Each grant of an option under the 2003 Plan will be evidenced by a Stock Option Agreement between the employee and the Company. The exercise price will be specified in each Stock Option Agreement.

An aggregate of 6.0 million ordinary shares have been reserved under the 2003 Plan; and, in no event will the number of ordinary shares that may be issued pursuant to options awarded under the 2003 Plan exceed 10% of the outstanding shares, as defined in the 2003 Plan, at the time of the grant, unless the Board expressly determines otherwise. Further, the maximum number of ordinary shares with respect to which options may be granted under the 2003 Plan during any calendar year to any employee shall be 400,000 ordinary shares.  No options can be granted after January 17, 2013.

Share option awards are granted with an exercise price equal to the market price of the Company’s shares at date of grant.  Share options typically vest over a period of five years from date of grant and expire eight years from date of grant.  The maximum contractual term of options outstanding at December 31, 2010 is eight years.

The following table summarizes the transactions for the Company’s share option plans for the years ended December 31, 2008, December 31, 2009 and December 31, 2010:

	Options Granted Under Plans *	Number of Shares *	Weighted Average Exercise Price *	Weighted Average Grant Date Fair Value *
Outstanding at December 31, 2007	4,976,126	4,976,126	$12.27	$5.35
Granted	1,282,190	1,282,190	$35.25	$12.85
Exercised	(847,707)	(847,707)	$10.05	$4.45
Cancelled	(188,346)	(188,346)	$20.45	$8.13
Outstanding at December 31, 2008	5,222,263	5,222,263	$17.98	$7.24
Granted	932,133	932,133	$21.54	$8.47
Exercised	(489,370)	(489,370)	$9.03	$4.07
Cancelled	(256,804)	(256,804)	$26.60	$10.09
Outstanding at December 31, 2009	5,408,222	5,408,222	$18.99	$7.60
Granted	1,038,327	1,038,327	$24.34	$9.08
Exercised	(1,237,015)	(1,237,015)	$10.64	$4.69
Cancelled	(410,857)	(410,857)	$25.86	$9.91
Outstanding at December 31, 2010	4,798,677	4,798,677	$21.71	$8.47
Vested and exercisable at December 31, 2010	2,125,003	2,125,003	$17.88	$7.21
* Comparative figures have been amended to reflect the Bonus Issue, (Stock Split) which took place with an effective date August 8, 2008.

The weighted average remaining contractual life of options outstanding and options exercisable at December 31, 2010, was 4.84 years and 3.53 years respectively. 962,069 options are expected to vest during the year ended December 31, 2011.

The intrinsic value of options exercised during the year ended December 31, 2010 amounted to  $13.9 million.  The intrinsic value of options outstanding and options exercisable at December 31, 2010 amounted to  $16.5 million and  $13.8 million respectively.  Intrinsic value is calculated based on the market value of the Company’s shares at December 31, 2010.

Non vested shares outstanding as at December 31, 2010 are as follows:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2009	2,904,687	$23.60	$9.24

Granted	1,038,327	24.34	9.08
Vested	(927,289)	20.61	8.22
Forfeited	(342,051)	24.88	9.61

Non vested outstanding at December 31, 2010	2,673,674	$24.76	$9.48

Outstanding and exercisable share options:

The following table summarizes information concerning outstanding and exercisable share options as of December 31, 2010:

Options Outstanding				Options Exercisable
Range Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$7.00	4,000	0.05	$7.00	4,000	$7.00
$8.60	396,776	2.15	$8.60	396,776	$8.60
$8.88	230,568	1.09	$8.88	230,568	$8.88
$10.42	20,000	3.04	$10.42	20,000	$10.42
$11.00	579,987	3.09	$11.00	419,563	$11.00
$15.47	900	6.33	$15.47	180	$15.47
$15.84	103,000	6.33	$15.84	20,600	$15.84
$17.30	24,000	3.64	$17.30	19,200	$17.30
$18.00	70,000	3.83	$18.00	50,000	$18.00
$18.98	9,000	5.87	$18.98	3,600	$18.98
$19.45	33,000	7.82	$19.45	-	$19.45
$19.94	2,000	6.17	$19.94	400	$19.94
$20.16	2,000	7.87	$20.16	-	$20.16
$21.25	754,230	4.13	$21.25	434,698	$21.25
$21.76	1,000	4.31	$21.76	600	$21.76
$22.10	11,000	6.56	$22.10	2,200	$22.10
$22.26	662,493	6.15	$22.26	128,724	$22.26
$22.60	2,000	4.65	$22.60	1,200	$22.60
$23.06	10,000	7.62	$23.06	-	$23.06
$23.20	4,000	7.70	$23.20	-	$23.20
$24.25	150,000	7.18	$24.25	-	$24.25
$24.46	743,383	7.17	$24.46	2,000	$24.46
$26.20	2,400	7.38	$26.20	-	$26.20
$26.27	2,000	5.81	$26.27	800	$26.27
$27.91	2,000	7.42	$27.91	-	$27.91
$29.45	8,000	7.33	$29.45	-	$29.45
$29.38	10,000	7.34	$29.38	-	$29.38
$35.33	951,940	5.15	$35.33	385,694	$35.33
$36.05	6,000	5.40	$36.05	3,000	$36.05
$36.20	2,000	5.33	$36.20	800	$36.20
$41.25	1,000	5.67	$41.25	400	$41.25

$7.00 - $41.25	4,798,677	4.84	$21.71	2,125,003	$17.88

Options granted at exercise prices ranging from  $7.00 to  $10.42 have fully vested at December 31, 2010. Substantially all options vest over a five year period from the date of grant.

Fair value of Stock Options Assumptions

The weighted average fair value of options granted during the years ended December 31, 2008, December 31, 2009 and December 31, 2010 was calculated using the Black-Scholes option pricing model.  The weighted average fair values and assumptions were as follows:

	Year Ended
	December 31,	December 31,	December 31,
	2008	2009	2010

Weighted average fair value	$12.85	$8.47	$9.08

Assumptions:
Expected volatility	35%	45%	45%
Dividend yield	0%	0%	0%
Risk-free interest rate	3.2%	0.2%	1.5%
Expected life	5.11 years	5.11 years	4.05 years

Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules, and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of grant for periods corresponding with the expected life of the option.

Restricted Share Units

On August 7, 2008 the Company awarded 6,280 restricted share units (“RSU’s”) to certain employees of the Group.   Ordinary shares related to these RSU’s may be issued by the Company over periods ranging from February 26, 2009 to February 26, 2011.  The market value of the Company’s shares on date of award was  $41.95.  On August 16, 2010 2,512 ordinary shares were issued by the Company relating to certain of the RSU awards.

Non-cash stock compensation expense

Income from operations for the year ended December 31, 2010 is stated after charging  $7.4 million in respect of non-cash stock compensation expense.  Non-cash stock compensation expense for the year ended December 31, 2010 has been allocated to direct costs and selling, general and administrative expenses as follows:

	Year ended
	December 31,	December 31,	December 31,
	2008	2009	2010
	(in thousands)
Direct costs	$3,338	$3,776	$4,049
Selling, general and administrative	$2,720	$3,577	$3,359
Total compensation costs	$6,058	$7,353	$7,408

Total non-cash stock compensation expense not yet recognized at December 31, 2010 amounted to  $16.2 million.  The weighted average period over which this is expected to be recognized is 3.0 years.  Total tax benefit recognized in additional paid in capital related to the non-cash compensation expense amounted to  $2.3 million for the year ended December 31, 2010 (2009:  $0.5 million, 2008:  $4.1 million).

Government Grants	12 Months Ended
Dec. 31, 2010
Government Grants [Abstract]
Government Grants
10. Government Grants

	December 31,	December 31,
	2009	2010
	(in thousands)
Received	$3,126	$3,126
Less accumulated amortization	(1,659)	(1,879)
Foreign exchange translation adjustment	442	334
	1,909	1,581
Less current portion	(159)	(111)
	$1,750	$1,470

Capital grants received may be refundable in full if certain events occur. Such events, as set out in the related grant agreements, include sale of the related asset, liquidation of the Company or failure to comply with other conditions of the grant agreements.  No loss contingency has been recognized as the likelihood of such events arising has been assessed as remote.

Government grants amortized to the profit and loss account amounted to  $149,000 and  $220,000 for the years ended December 31, 2009 and December 31, 2010 respectively.   As at December 31, 2010 the Company had  $1.36 million in restricted retained earnings, pursuant to the terms of grant agreements.

Share Capital	12 Months Ended
Dec. 31, 2010
Share Capital [Abstract]
Share Capital
11. Share Capital

Holders of ordinary shares will be entitled to receive such dividends as may be recommended by the board of directors of the Company and approved by the shareholders and/or such interim dividends as the board of directors of the Company may decide. On liquidation or a winding up of the Company, the par value of the ordinary shares will be repaid out of the assets available for distribution among the holders of the ordinary shares of the Company. Holders of ordinary shares have no conversion or redemption rights. On a show of hands, every holder of an ordinary share present in person or proxy at a general meeting of shareholders shall have one vote for each ordinary share held, with no individual having more than one vote.

During the year ended December 31, 2008 847,707 options were exercised by employees at an average exercise price of  $10.05 per share for total proceeds of  $8.5 million.

During the year ended December 31, 2009 489,370 options were exercised by employees at an average exercise price of  $9.03 per share for total proceeds of  $4.4 million.

During the year ended December 31, 2010 1,237,015 options were exercised by employees at an average exercise price of  $10.64 per share for total proceeds of  $13.2 million.  During the year ended December 31, 2010 2,512 ordinary shares were issued in respect of certain RSU's previously awarded by the Company.

On July 21, 2008 the Company's shareholders approved a bonus issue of ordinary shares (the "Bonus Issue") to shareholders of record as of the close of business on August 8, 2008 (the "Record Date").  The Bonus Issue provided for each shareholder to receive one bonus ordinary share for each ordinary share held as of the Record Date, effecting the equivalent of a 2-for-1 stock split.  The Bonus shares were issued on August 11, 2008 to Ordinary Shareholders and on August 12, 2008 to holders of American Depositary Shares ("ADSs").  The trading price of the Company's ADSs was adjusted on NASDAQ to effect the Bonus Issue prior to the opening of trading on August 13, 2008.  All outstanding ordinary share amounts referenced in the consolidated financial statements and the notes thereto have been retrospectively restated to give effect to the Bonus Issue as if it had occurred as of the date referenced.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes
12. Income Taxes

The Company’s United States and Irish based subsidiaries file tax returns in the United States and Ireland respectively. Other foreign subsidiaries are taxed separately under the laws of their respective countries.

The components of income before provision for income tax expense are as follows:

	Year ended
	December	December	December
	2008	2009	2010
	(in thousands)
Ireland	$59,720	$51,783	$37,298
United States	23,305	12,997	12,276
Other	15,255	39,894	43,150
Income before provision for income taxes	$98,280	$104,674	$92,724

The components of total income tax expense are as follows:

	Year ended
	December	December	December
	2008	2009	2010
	(in thousands)
Provision for income taxes:
Current:
Ireland	$6,508	$(3,841)	$4,522
United States	6,674	9,492	(1,915)
Other	4,021	8,077	712
Total current tax	17,203	13,728	3,319

Deferred expense/(benefit):
Ireland	569	(703)	788
United States	2,549	(1,672)	1,322
Other	(354)	(978)	224
Total deferred tax expense/(benefit)	2,764	(3,353)	2,334

Provision for income taxes	19,967	10,375	5,653

Impact on shareholders equity of the tax consequence of :
Stock compensation expense	(4,060)	(487)	(2,345)
Currency impact of long term funding	(634)	1,142	198

Total	$15,273	$11,030	$3,506

Ireland’s statutory income tax rate is 12.5%.  The Company’s consolidated effective tax rate differed from the statutory rate as set forth below;

	Year ended
	December	December	December
	2008	2009	2010
	(in thousands)
Taxes at Irish statutory rate of 12.5% (2008:12.5%; 2007: 12.5%)	$12,285	$13,084	$11,590
Foreign and other income taxed at higher/(reduced) rates	5,249	9,319	(4,765)
Research & Development Tax Incentives	-	(15,872)	(1,927)
Movement in valuation allowance	1,494	4,027	822
Prior year over provision in respect of foreign taxes	(88)	(329)	(285)
Effects of permanent items	520	65	97
Other	507	81	121
	$19,967	$10,375	$5,653

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities are presented below:

	Year ended
	December	December	December
	2008	2009	2010
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$5,764	$6,100	$6,645
Goodwill and related assets	5,112	6,301	8,055
Other intangible assets	1,219	1,312	223
Accruals	546	12	149
Other	1,008	750	835
Total deferred tax liabilities recognized	13,649	14,475	15,907

Deferred tax assets:
Net operating loss carry forwards	9,690	12,826	16,580
Property, plant and equipment	260	1,090	882
Accrued expenses and payments on account	6,746	9,313	6,607
Stock options	2,426	3,547	3,522
Deferred compensation expense	737	947	1,349
Other	21	239	90
Total deferred tax assets	19,880	27,962	29,030
Valuation allowance for deferred tax assets	(5,903)	(10,411)	(12,290)
Deferred tax assets recognized	$13,977	$17,551	$16,740
Net deferred tax asset	$328	$3,076	$833
 $10.0 million (2009: $6.9 million) of the deferred tax asset of  $16.7 million (2009: $17.6 million) above is non-current.   $13.9 million (2009: $12.7 million) of the deferred tax liability of  $15.9 million (2009: $ 14.5 million) is non-current.

At December 31, 2010 non-U.S subsidiaries had operating loss carry forwards for income tax purposes that may be carried forward indefinitely, available to offset against future taxable income, if any, of approximately  $43.3 million (2009:  $34.8 million).

At December 31, 2010 ICON Central Laboratories Inc., a U.S. subsidiary, had U.S. Federal and State net operating loss carry forwards of approximately  $10.2 million and  $11.4 million, respectively. These net operating losses are available for offset against future taxable income and expire between 2011 and 2030.  Of the  $10.2 million U.S. Federal and  $11.4 million State net operating losses, approximately  $9.1 million and  $10.2 million are currently available for offset against future U.S. Federal and State taxable income respectively. The subsidiary’s ability to use the remaining U.S. Federal and State net operating loss (“NOL”) carry forwards of  $1.1 million and  $1.2 million, respectively is limited to  $113,000 per year due to the subsidiary experiencing a change of ownership in 2000, as defined by Section 382 of the Internal Revenue Code of 1986, as amended.

The expected expiry dates of these losses are as follows:

	Federal	State
	NOL’s	NOL’s
	(in thousands)

2011- 2013	$339	$339
2014- 2018	-	-
2019- 2030	9,908	11,028
	$10,247	$11,367

In addition, ICON Central Laboratories Inc has alternative minimum tax credit carry forwards of approximately  $0.2 million that are available to reduce future U.S. federal regular income taxes, over an indefinite period.  It also has general business credit carry forwards of approximately  $0.3 million that are available to offset future U.S. federal income taxes.

At December 31, 2010 ICON Clinical Research Inc. and its U.S. subsidiaries had combined U.S. State net operating loss carry forwards of approximately  $5.2 million and  $13.9 million respectively. These net operating losses are available for offset against future, or in some cases prior, taxable income in the relevant state and generally expire between 2019 and 2030.

The expected expiry dates of these losses are as follows:

	Federal	State
	NOL’s	NOL’s
	(in thousands)

2011- 2013	$-	$-
2014- 2018	-	-
2019- 2030	5,204	13,869
	$5,204	$13,869

ICON Clinical Research, Inc. has tax credit carry forwards of approximately U.S.  $0.3 million that are available to reduce future income taxes, if any.  Of these,  $0.1 million begin to expire in 2012 and are subject to an annual limitation that will prevent full utilization before expiration. The remaining  $0.2 million is composed of alternative minimum tax credits and general business tax credits that are available to offset future regular income taxes over an indefinite period and 20 years, respectively.

The valuation allowance at December 31, 2010 was approximately  $12.3 million.  The valuation allowance for deferred tax assets as of December 31, 2009 and December 31, 2008 was  $10.4 million and  $5.9 million respectively. The net change in the total valuation allowance was an increase of  $1.9 million during 2010 and an increase of  $4.5 million during 2009.

The valuation allowances at December 31, 2010 and December 31, 2009 were primarily related to tax losses and tax credits carried forward that, in the judgment of management, are not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

The Company has not recognized a deferred tax liability for the undistributed earnings of foreign subsidiaries that arose in 2010 and prior years as the Company considers these earnings to be indefinitely reinvested.

A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	December 31,	December 31,	December 31,
	2008	2009	2010
	(in thousands)
Gross amount of unrecognized tax benefits at start of year	$12,878	$13,643	$15,855

Increase related to prior year tax positions	-	373	189
Decrease related to prior year tax positions	(1,343)	-	(3,861)
Increase related to current year tax positions	2,760	2,512	-
Settlements	(529)	(75)	(289)
Lapse of statute of limitations	(123)	(598)	(3,328)
Gross amount of unrecognized tax benefits at end of year	$13,643	$15,855	$8,566

The Company does not anticipate that the amount of unrecognized tax benefits at December 31, 2010 will significantly change in the coming year.

Included in the balance of total unrecognized tax benefits at December 31, 2010 there were net potential benefits of  $8.1 million, which if recognized, would affect the effective rate on income tax from continuing operations. The balance of total unrecognized tax benefits at December 31, 2009 and December 31, 2008 included net potential benefits which, if recognized, would affect the effective rate of income tax from continuing operations of  $15.4 million and  $8.8 million respectively.

Interest and penalties recognized as an expense during the year ended December 31, 2010 amounted to  $1.8 million (2009:  $1.2 million) and are included within the provision for income taxes.  Total accrued interest and penalties as of December 31, 2010 and December 31, 2009 were  $1.7 million and  $3.5 million respectively and are included in the closing income tax liabilities at those dates.

Our major tax jurisdictions are the United States and Ireland.  We may potentially be subjected to tax audits in our major jurisdictions.  In the United States tax periods open to audit include the years ended December 31, 2007, December 31, 2008, December 31, 2009 and December 31, 2010.  In Ireland tax periods open to audit include the years ended December 31, 2006, December 31, 2007, December 31, 2008, December 31, 2009 and December 31, 2010.  During such audits, local tax authorities may challenge the positions taken by us.

One-time net charges	12 Months Ended
Dec. 31, 2010
One-time net charges [Abstract]
One-time net charges
13. One-time net charges

One-time net charges recognized during the year ended December 31, 2010 comprise:

	Year Ended
	December 31,	December 31,	December 31,
	2008	2009	2010
	(in thousands)
Restructuring charge	-	$13,301	-
Research and development incentives	-	(4,493)	-
Net charge	-	$8,808	-

Restructuring Charge

In response to the globalization of clinical studies and its attendant impact on resources in existing and emerging markets, the Company conducted a review of its existing infrastructure during the three months ended June 30, 2009 to better align its resources with the needs of its clients.  This realignment resulted in resource rationalizations in certain more mature markets in which the Company operates.  A restructuring charge of  $13.3 million was recognized during the three months ended June 30, 2009 comprising  $8.4 million in respect of office consolidations and  $4.9 million is respect of workforce reductions.

Details of restructuring provisions recognized are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognised	$4,886	$8,548	$13,434
Amounts released	-	(133)	(133)
Net provision recognised	4,886	8,415	13,301

Cash payments	(4,886)	(6,188)	(11,074)
Property, plant and equipment write-off	-	(1,912)	(1,912)
Closing provision (note 7)	$-	$315	$315

Research and Development Tax Incentives

During the year ended December 31, 2009 the Company received research and development incentives in certain jurisdictions in which it operates.  Research and development credits are available to the Company under the tax laws in certain jurisdictions, based on qualifying research and development spend as defined under those tax laws. Research and development credits are generally recognized as a reduction of income tax expense. However, certain tax jurisdictions provide refundable credits that are not wholly dependent on the Company's ongoing income tax status or income tax position. In these circumstances the benefit of these credits is not recorded as a reduction to income tax expense, but rather as a reduction of the operating expenditure to which the credits relate. Income of  $4.5 million was recognized during the year ended December 31, 2009 in respect of these incentives.

Significant Concentrations	12 Months Ended
Dec. 31, 2010
Significant Concentrations [Abstract]
Significant Concentrations
14. Significant Concentrations

The Company does business with most major international pharmaceutical companies. Provision for doubtful debts at December 31, 2010 comprises:

	December 31,	December 31,
	2009	2010
	(in thousands)
Opening provision	$7,474	$5,210
Amounts used during the year	(166)	(2,192)
Amounts (released)/provided during the year	(2,098)	266
Closing provision	$5,210	$3,284

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments And Contingencies [Abstract]
Commitments and Contingencies
15. Commitments and Contingencies

The Company is not party to any litigation or other legal proceedings that the Company believes could reasonably be expected to have a material adverse effect on the Company's business, results of operations and financial condition.

The Company has several non-cancelable operating leases, primarily for facilities, that expire over the next 12 years. These leases generally contain renewal options and require the Company to pay all executory costs such as maintenance and insurance. The Company recognized  $45.6 million,  $45.2 million and  $46.0 million in rental expense for the years ended December 31, 2008, December 31, 2009 and December 31, 2010 respectively. Future minimum rental commitments for operating leases with non-cancelable terms in excess of one year are as follows:

Minimum rental payments
(in thousands)
2011	$39,405
2012	34,302
2013	30,191
2014	25,327
2015	18,986
Thereafter	35,939

Total	$184,150

The Company has a number of capital leases, primarily over furniture and equipment, which expire during 2011. Future commitments are as follows:

Lease payments
(in thousands)
2011	$160
2012	-
2013	-
2014	-
2015	-
Thereafter	-
Less future finance charges	(2)
Total	$158

Business Segment Information	12 Months Ended
Dec. 31, 2010
Business Segment Information [Abstract]
Business Segment Information
16. Business Segment Information

The Company determines and presents operating segments based on the information that is internally provided to the Chief Executive Officer and Chief Financial Officer, who together are considered the Company’s chief operating decision maker, in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprises and Related Information.

The Company operates predominantly in the contract clinical research industry providing a broad range of clinical research and integrated product development services on a global basis for the pharmaceutical and biotechnology industries. Historically, the Group organized, operated and assessed its business in two segments, the clinical research segment and the central laboratory segment, which includes the Company’s central laboratories located in Dublin, New York, India, Singapore and China. During 2009 management determined that its clinical research and central laboratory businesses operate in the same clinical research market, have a similar customer profile, are subject to the same regulatory environment, support the development of new clinical therapies and are so economically similar, reporting their results on an aggregated basis would be more useful to users of the Company’s financial statements. In addition, the central laboratory division did not reach the thresholds of net revenue, income from operations and total assets as a requirement for being reported as a separate segment.  Accordingly, in 2009 the Company consolidated and reclassified the results of the former central laboratory segment into the clinical research segment for the years ended December 31, 2009 and December 31, 2008.

During the year ended December 31, 2010 the Company incurred losses in its central laboratory business, which in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprises and Related Information requires it to be reported as a separate segment.  Accordingly the Company has disclosed two reportable segments for the year ended December 31, 2010.  The Company has reclassified the results of the central laboratory segment from the clinical research segment for the year ended December 31, 2008 and December 31, 2009.

The Company's areas of operation outside of Ireland principally include the United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Finland, Switzerland, Poland, Czech Republic, Lithuania, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, Hong Kong, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa. Segment information as at December 31, 2010 and December 31, 2009 and for the years ended December 31, 2008, December 31, 2009 and December 31, 2010 is as follows:

a) The distribution of net revenue by geographical area was as follows:

	Year ended
	December	December	December
	2008	2009	2010
	(in thousands)
Ireland	$158,958	$151,618	$128,790
Rest of Europe	254,706	251,104	292,567
U.S.	379,140	408,561	381,196
Other	72,444	76,329	97,491
Total	$865,248	$887,612	$900,044

b) The distribution of net revenue by business segment was as follows:

	Year ended
	December	December	December
	2008	2009	2010
	(in thousands)
Central laboratory	$71,115	$70,656	$63,813
Clinical research	794,133	816,956	836,231
Total	$865,248	$887,612	$900,044

c) The distribution of income from operations by geographical area was as follows:

	Year ended
	December	December	December
	2008	2009	2010
	(in thousands)
Ireland	$67,264	$54,083	$36,636
Rest of Europe	7,960	23,945	24,212
U.S.	20,547	24,991	25,017
Other	3,733	4,433	6,230
Total	$99,504	$107,452	$92,095

d) The distribution of income from operations by business segment was as follows:

	Year ended
	December	December	December
	2008	2009	2010
	(in thousands)
Central laboratory	$5,564	$5,029	$(12,759)
Clinical research	93,940	102,423	104,854
Total	$99,504	$107,452	$92,095

e) The distribution of property, plant and equipment, net, by geographical area was as follows:

	December 31,	December 31,
	2009	2010
	(in thousands)
Ireland	$107,049	$109,919
Rest of Europe	16,673	16,675
U.S.	45,194	33,855
Other	10,073	10,412
Total	$178,989	$170,861

f) The distribution of property, plant and equipment, net, by business segment was as follows:
	December 31,	December 31,
	2009	2010
	(in thousands)
Central laboratory	$20,525	$21,106
Clinical research	158,464	149,755
Total	$178,989	$170,861

g) The distribution of depreciation and amortization by geographical area was as follows:

	Year ended
	December	December	December
	2008	2009	2010
	(in thousands)
Ireland	$8,684	$9,459	$11,840
Rest of Europe	6,162	5,960	5,543
U.S.	10,393	13,945	12,422
Other	2,489	3,295	4,068
Total	$27,728	$32,659	$33,873

h) The distribution of depreciation and amortization by business segment was as follows:

	Year ended
	December	December	December
	2008	2009	2010
	(in thousands)
Central laboratory	$2,247	$3,724	$4,888
Clinical research	25,481	28,935	28,985
Total	$27,728	$32,659	$33,873

i) The distribution of total assets by geographical area was as follows:

	December 31,	December 31,
	2009	2010
	(in thousands)
Ireland	$319,528	$418,098
Rest of Europe	184,630	173,668
U.S.	375,682	329,971
Other	28,558	27,801
Total	$908,398	$949,538

j) The distribution of total assets by business segment was as follows:

	December 31,	December 31,
	2009	2010
	(in thousands)
Central laboratory	$61,809	$60,004
Clinical research	846,589	889,534
Total	$908,398	$949,538

k) The distribution of capital expenditures by geographical area was as follows:

	Year ended
	December	December	December
	2008	2009	2010
	(in thousands)
Ireland	$34,429	$11,988	$16,095
Rest of Europe	10,736	3,444	5,869
U.S.	21,774	14,730	5,852
Other	5,185	4,652	3,777
Total	$72,124	$34,814	$31,593

l) The distribution of capital expenditures by business segment was as follows:

	Year ended
	December	December	December
	2008	2009	2010
	(in thousands)
Central laboratory	$8,607	$10,774	$3,991
Clinical research	63,517	24,040	27,602
Total	$72,124	$34,814	$31,593

m) The following table sets forth the clients which represented 10% or more of the Company's net revenue in each of the periods set out below.

	Year ended
	December	December	December
	2008	2009	2010

Client A	*	*	*

●	Net revenue did not exceed 10%.

n) The distribution of interest income by geographical area was as follows:

	Year ended
	December	December	December
	2008	2009	2010
	(in thousands)
Ireland	$221	$175	$1,277
Rest of Europe	1,637	422	406
U.S.	988	135	22
Other	35	20	56
Total	$2,881	$752	$1,761

o) The distribution of interest income by business segment was as follows:

	Year ended
	December	December	December
	2008	2009	2010
	(in thousands)
Central laboratory	$108	$18	$20
Clinical research	2,773	734	1,741
Total	$2,881	$752	$1,761

p) The distribution of the tax charge by geographical area was as follows:

	Year ended
	December	December	December
	2008	2009	2010
	(in thousands)
Ireland	$7,078	$(4,544)	$5,310
Rest of Europe	1,722	4,202	(1,606)
U.S.	9,224	7,820	(593)
Other	1,943	2,897	2,542
Total	$19,967	$10,375	$5,653

q) The distribution of the tax charge by business segment was as follows:

	Year ended
	December	December	December
	2008	2009	2010
	(in thousands)
Central laboratory	$(397)	$610	$(2,858)
Clinical research	20,364	9,765	8,511
Total	$19,967	$10,375	$5,653

Supplemental Disclosure of Cash Flow Information	12 Months Ended
Dec. 31, 2010
Supplemental Disclosure of Cash Flow Information [Abstract]
Supplemental Disclosure of Cash Flow Information
17. Supplemental Disclosure of Cash Flow Information

	Year ended
	December	December	December
	2008	2009	2010
	(in thousands)
Cash paid for interest	$4,963	$3,642	$833
Cash paid for income taxes	$19,543	$12,977	$14,634

Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2010
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income
18. Accumulated Other Comprehensive Income

	December 31,	December 31,
	2009	2010
	(in thousands)
Currency translation adjustments	$28,657	$18,956
Currency impact on long term funding	(19,031)	(20,111)
Tax on currency impact on long term funding	1,444	1,246
Actuarial gain on defined benefit pension plan	1,514	305
Total	$12,584	$396

Impact of New Accounting Pronouncements	12 Months Ended
Dec. 31, 2010
Impact of New Accounting Pronouncements [Abstract]
Impact of New Accounting Pronouncements
19. Impact of New Accounting Pronouncements

In December 2010 the FASB issued ASU No. 2010-29 Business Combinations (Topic 805): Disclosure of supplementary pro-forma information for Business Combinations, a consensus of the FASB Emerging Issues Task Force ("EITF").  ASU 2010-29 requires that the pro forma information be presented as if the business combination occurred at the beginning of the prior annual reporting period for purposes of calculating both the current reporting period and the prior reporting period pro-forma financial information. The ASU also requires that this disclosure be accompanied by a narrative description of the amount and nature of material nonrecurring pro forma adjustments.  The amendments in the ASU are effective for fiscal years beginning on or after December 15, 2010.  The Company does not expect the adoption of ASU 2010-09 to have a material impact on the financial statements.

In December 2010 the FASB issued ASU No. 2010-28 Intangibles - Goodwill and Other (Topic 350): When to perform Step 2 of the Goodwill Impairment test for reporting units with zero or negative carrying amounts, a consensus of the FASB Emerging Issues Task Force ("EITF").  ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts.  For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists.  ASU 2010-28 is effective for fiscal years beginning after December 15, 2010.  The Company does not expect the adoption of ASU 2010-28 to have a material impact on the financial statements.

In April 2010 the FASB issued ASU No. 2010-13 Compensation-Stock Compensation (Topic 718): Effect of denominating exercise price of a share-based payment award in the currency of the market in which the underlying equity security trades, a consensus of the FASB Emerging Issues Task Force ("EITF").  ASU 2010-13 amends FASB ASC Topic 718, Compensation-Stock Compensation , to clarify that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify an award with such a feature as a liability if it otherwise qualifies as equity. The amendments should be applied by recording a cumulative effect adjustment to the opening balance of retained earnings.  The amendments in the ASU are effective for fiscal years beginning on or after December 15, 2010.  The Company does not expect the adoption of ASU 2010-13 to have a material impact on the financial statements.

In January 2010 the FASB issued ASU No. 2010-06 Fair Value Measurements and Disclosures (Topic 820): Improving disclosures about Fair Value Measurements, a consensus of the FASB Emerging Issues Task Force ("EITF").  ASU 2010-06 amends FASB ASC Topic 820 to require new disclosures and to clarify certain existing disclosures relating to fair value measurements.  The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair-value measurements are effective for fiscal years beginning after December 15, 2010.

In October 2009, the FASB issued ASU No. 2009-13 Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements - a consensus of the FASB Emerging Issues Task Force, which amends the revenue recognition guidance for arrangements with multiple deliverables. The amendments to FASB ASC 605-25 allow vendors to account for products and services separately rather than as a combined unit. ASU 2009-13 is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. The Company does not expect the adoption of ASU 2009-13 to have a material impact on the financial statements.

Related Parties	12 Months Ended
Dec. 31, 2010
Related Parties [Abstract]
Related Parties
20. Related Parties

Year ended December 31, 2010

On December 31, 2009 Dr. John Climax retired as Chairman of the Board of the Company.  From January 2010 he has held the position as an outside director of the Company.  The Company has entered into a three year agreement with Rotrua Limited, a company controlled by Dr. Climax, for the provision of consultancy services at an agreed fee of €262,500 ( $348,968) per annum.  The consultancy agreement provides that the Company will provide during the term of the agreement permanent disability and life insurance cover for Dr. Climax and medical insurance cover for himself and his dependants.

Year ended December 31, 2009

Mr Edward Roberts, who resigned as a Director of the Company in April 2010, previously served as Chairman of Merz GmbH.  Merz is an independent German pharmaceutical company focused on the development of drugs for the treatment of illnesses in the fields of neurology and psychiatry.   ICON Clinical Research Limited, a wholly owned subsidiary of the Company, has entered into a number of contracts with Merz for the provision of consulting and clinical trial related activities. The total potential value of these contracts is  $43.5 million. During the year ended December 31, 2009 the Company recognized a total of  $9.8 million of revenue in relation to these activities. At December 31, 2009  $1.2 million was outstanding to be received from Merz GmbH.

Dr. Bruce Given previously served as Acting Chief Medical Officer of Sembiosys Genetics Inc. (“Sembiosys”).  Sembiosys is a plant biotechnology company specializing in the production of high-value pharmaceutical and non-pharmaceutical products.  During the year ending December 31, 2008 Sembiosys engaged ICON Development Solutions, a wholly owned subsidiary of ICON, in consulting and clinical trial related activities. The total potential value of this study was  $0.8 million.  During the year ending December 31, 2009 ICON recognized a total of  $0.3 million of revenue in relation to these activities.  There were no amounts outstanding as at December 31, 2009.

Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events
21. Subsequent Events

On January 14, 2011 the Company acquired approximately 80% of the common stock of Oxford Outcomes Limited, a leading international health outcomes consultancy business, headquartered in Oxford, United Kingdom, and with offices in the USA and Canada, for an initial cash consideration of £17.8 million ( $28.4 million).  Oxford Outcomes provides specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation.  The Company holds an option to acquire the remaining 20% of the common stock of Oxford Outcomes Limited during the year ended December 31, 2011 for cash consideration of £3.8 million ( $6.1 million).  Further consideration of up to £8.0 million ( $12.8 million), including £1.5 million ( $2.4 million) relating to the remaining 20% of the common stock of Oxford Outcomes, may become payable during the period to March 31, 2012 if certain performance milestones are achieved.